PHOENIX-EUCLID MARKET NEUTRAL FUND

                        Supplement dated April 3, 2000 to
       Prospectus dated February 28, 2000, as supplemented March 17, 2000

        THE INFORMATION CONTAINED IN THIS SUPPLEMENT DATED APRIL 3, 2000
        SUPERCEDES THAT CONTAINED IN THE SUPPLEMENT DATED MARCH 17, 2000
       THIS SUPPLEMENT REVISES THE CLASS A SHARES PERFORMANCE INFORMATION
                        FOR THE PERIODS ENDING 12/31/99.
         ADDITIONALLY, THIS SUPPLEMENT CONTAINS NEW DISCLOSURE UPDATING
              THE "PORTFOLIO MANAGEMENT" SECTION OF THE PROSPECTUS.

SALES CHARGES PAYABLE ON CLASS A SHARES

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the fund will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for the fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information on page 3 in the current prospectus. All other performance information contained in the current prospectus remains unchanged.

------------------------------------------------------------------------- -------------------------- ----------------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/99)(1)                     ONE YEAR               LIFE OF THE FUND(2)
------------------------------------------------------------------------- -------------------------- ----------------------------
Class A Shares                                                                     -10.96%                     -7.46%
------------------------------------------------------------------------- -------------------------- ----------------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the fund's Class A shares.

     (2) Since May 1, 1998.

The "Fund Expenses" table on pages 4 of the current prospectus is amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

The first of the Example tables in the current prospectus on page 5 is amended as follows:

---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
                                                                1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Class A Shares                                             $943              $1,691            $2,455           $4,443
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 9 the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested)." The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charge you may pay to purchase Class A Shares" on page 10 of the current prospectus is replaced in its entirety by the following:

                                                                                   SALES CHARGES AS A PERCENTAGE OF
                                                                                   --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------                                      --------------             -------------------
Under $50,000                                                                     5.75%                        6.10%
$50,000 but under $100,000                                                        4.75%                        4.99%
$100,000 but under $250,000                                                       3.75%                        3.90%
$250,000 but under $500,000                                                       2.75%                        2.83%
$500,000 but under $1,000,000                                                     2.00%                        2.04%
$1,000,000 or more                                                                None                          None

PORTFOLIO MANAGEMENT

Effective March 21, 2000, the Co-Portfolio Managers for the Phoenix-Euclid Market Neutral Fund are Carlton Neel and David Dickerson. Accordingly, the section "Portfolio Management" on page 7 of the current prospectus is hereby replaced with the following:

         Carlton Neel and David Dickerson serve as Co-Portfolio Managers of the fund. Mr. Neel is a Senior Vice President of the fund, Euclid Advisors LLC and Zweig/Glaser Advisers LLC. He has served as the Senior Portfolio Manager for the Phoenix-Zweig Strategy Fund, Phoenix-Zweig Appreciation Fund and Phoenix-Zweig Growth & Income Fund since January 2000; for Phoenix-Zweig Managed Assets and Phoenix-Zweig Government Fund since July 1995; and for the Phoenix-Zweig Foreign Equity Fund since its inception in November 1997. Mr. Neel received a dual B.A. in Economics and Political Science from Brown University. Prior to joining the Zweig Companies, he was a Vice President with J.P. Morgan & Co., Inc. Mr. Dickerson began his investment career at Zweig/Glaser Advisers in 1993. He was promoted to Assistant Portfolio Manager of Zweig Managed Assets in 1996, where he was responsible for managing the U.S. stock portion of the fund. He was promoted to Co-Portfolio Manager of Phoenix-Zweig Strategy Fund in January 2000. Mr. Dickerson earned a B.A in Psychology from Harvard University and an M.B.A. in Finance and Economics from New York University (Stern School of Business).


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.



PXP 1349/SC-R (4/00)

                       PHOENIX-EUCLID MARKET NEUTRAL FUND

      Supplement dated April 3, 2000 to Statement of Additional Information dated February 28, 2000, as supplemented March 17, 2000

        THE INFORMATION CONTAINED IN THIS SUPPLEMENT DATED APRIL 3, 2000
        SUPERCEDES THAT CONTAINED IN THE SUPPLEMENT DATED MARCH 17, 2000
       THIS SUPPLEMENT REVISES THE CLASS A SHARES PERFORMANCE INFORMATION
                        FOR THE PERIODS ENDING 10/31/99.

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the fund will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for the fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information under the heading "Performance Information" on page 6 of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

-------------------------------------------------------------------- ------------------- ------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 10/31/99)(1)              1 YEAR                SINCE INCEPTION(2)
-------------------------------------------------------------------- ------------------- ------------------------------------
Class A Shares                                                             -6.13%                      -6.96%
-------------------------------------------------------------------- ------------------- ------------------------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the fund's Class A shares.

     (2) Since May 1, 1998.


The table under the heading "Dealer Concessions" on page 17 of the current Statement of Additional Information is replaced in its entirety by the following:

                                                       SALES CHARGES AS A PERCENTAGE OF            DEALER DISCOUNT AS A
                                                       --------------------------------            --------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED      PERCENTAGE OF OFFERING PRICE
---------------------------------------            --------------     -------------------      ----------------------------
Under $50,000                                           5.75%                  6.10%                         5.25%
$50,000 but under $100,000                              4.75%                  4.99%                         4.25%
$100,000 but under $250,000                             3.75%                  3.90%                         3.25%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.



PXP 1206/SC-R (4/00)